CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)		Dec. 31, 2012 CNY		Dec. 31, 2011 CNY		Dec. 31, 2010 CNY
Revenues:
Online recruitment services	$ 151,431		943,432		803,004		543,045
Print advertising	16,903		105,309		208,365		277,645
Other human resource related revenues	74,399		463,508		358,730		269,305
Total revenues	242,733		1,512,249		1,370,099		1,089,995
Less: Business and related taxes	(10,419)		(64,911)		(70,421)		(57,776)
Net revenues	232,314		1,447,338		1,299,678		1,032,219
Cost of services(1)	(65,044)	[1]	(405,233)	[1]	(370,661)	[1]	(345,865)	[1]
Gross profit	167,270		1,042,105		929,017		686,354
Operating expenses(1):
Sales and marketing	(59,405)	[1]	(370,100)	[1]	(329,466)	[1]	(277,543)	[1]
General and administrative	(29,929)	[1]	(186,460)	[1]	(158,355)	[1]	(136,647)	[1]
Total operating expenses	(89,334)		(556,560)		(487,821)		(414,190)
Income from operations	77,936		485,545		441,196		272,164
Loss from foreign currency translation	(72)		(447)		(9,363)		(6,848)
Loss from impairment of long-term investments					(15,081)
Interest and investment income	9,896		61,653		42,033		18,713
Other income	3,038		18,934		8,779		7,713
Income before income tax expense	90,798		565,685		467,564		291,742
Income tax expense	(15,341)		(95,579)		(81,056)		(57,081)
Net income	75,457		470,106		386,508		234,661
Other comprehensive income:
Currency translation adjustments	(1)		(9)		325		246
Comprehensive income	$ 75,456		470,097		386,833		234,907
Earnings per share:
- Basic (per share)	$ 1.31		8.17		6.81		4.23
- Diluted (per share)	$ 1.27		7.92		6.54		4.13
Earnings per ADS(2):
- Basic (per share)	$ 2.62	[2]	16.35	[2]	13.62	[2]	8.46	[2]
- Diluted (per share)	$ 2.54	[2]	15.84	[2]	13.09	[2]	8.26	[2]
Weighted average number of shares outstanding:
- Basic (in shares)	57,510,591		57,510,591		56,754,240		55,485,256
- Diluted (in shares)	59,375,123		59,375,123		59,067,424		56,814,503

[1]	Share-based compensation: Included in cost of services (4,082) (6,084) (7,870) (1,263) Included in operating expenses - Sales and marketing (3,509) (5,230) (6,766) (1,086) - General and administrative (16,371) (26,660) (35,902) (5,763)
[2]	Each ADS represents two common shares.